Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000218404
Shareholder Report [Line Items]
Fund Name	LeaderShares AlphaFactor Tactical Focused ETF
Trading Symbol	LSAT
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-617-1444
Additional Information Website	https://www.leadersharesetfs.com/funds/leadershares-tactical-focused-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor Tactical Focused ETF	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 26, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 79,944,208
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,032,592
InvestmentCompanyPortfolioTurnover	189.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$79,944,208
Number of Portfolio Holdings	34
Advisory Fee	$1,032,592
Portfolio Turnover	189%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.2%
Purchased Options	0.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.2%
Purchased Options	0.5%
Materials	3.1%
Industrials	3.3%
Real Estate	3.3%
Technology	9.6%
Energy	10.0%
Health Care	10.7%
Communications	12.5%
Consumer Discretionary	12.8%
Consumer Staples	13.3%
Financials	19.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hologic, Inc.	3.7%
HCA Healthcare, Inc.	3.6%
Travel + Leisure Company	3.6%
Spectrum Brands Holdings, Inc.	3.5%
HP, Inc.	3.4%
Corebridge Financial, Inc.	3.4%
Marathon Petroleum Corporation	3.4%
Premier, Inc., Class A	3.4%
American International Group, Inc.	3.4%
Monster Beverage Corporation	3.4%

C000200720
Shareholder Report [Line Items]
Fund Name	LeaderShares AlphaFactor US Core Equity ETF
Trading Symbol	LSAF
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-617-1444
Additional Information Website	https://www.leadersharesetfs.com/funds/leadershares-alphafactor-core-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares AlphaFactor US Core Equity ETF	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 111,332,480
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 1,039,944
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$111,332,480
Number of Portfolio Holdings	101
Advisory Fee	$1,039,944
Portfolio Turnover	159%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Real Estate	0.9%
Energy	1.0%
Utilities	1.1%
Consumer Staples	2.9%
Communications	5.9%
Materials	6.1%
Health Care	6.9%
Technology	14.4%
Industrials	16.9%
Consumer Discretionary	21.3%
Financials	21.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ATI, Inc.	1.2%
Lam Research Corporation	1.2%
Dell Technologies, Inc., Class C	1.2%
General Motors Company	1.1%
Fair Isaac Corporation	1.1%
Las Vegas Sands Corporation	1.1%
Salesforce, Inc.	1.1%
TopBuild Corporation	1.1%
QUALCOMM, Inc.	1.1%
Brighthouse Financial, Inc.	1.1%

C000228396
Shareholder Report [Line Items]
Fund Name	LeaderShares Dynamic Yield ETF
Trading Symbol	DYLD
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-888-617-1444
Additional Information Website	https://www.leadersharesetfs.com/funds/leadershares-dynamic-yield-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LeaderShares Dynamic Yield ETF	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,285,581
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 428,749
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,285,581
Number of Portfolio Holdings	199
Advisory Fee	$428,749
Portfolio Turnover	1%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	47.6%
U.S. Government & Agencies	52.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Utilities	0.2%
Real Estate	0.5%
Materials	1.0%
Consumer Discretionary	2.3%
Consumer Staples	2.6%
Energy	3.1%
Industrials	4.7%
Technology	5.4%
Health Care	7.1%
Financials	8.4%
Communications	11.4%
U.S. Treasury Obligations	51.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.0300%, 11/13/25	51.2%
DISH DBS Corporation, 5.7500%, 12/01/28	0.3%
DISH DBS Corporation, 5.2500%, 12/01/26	0.3%
Tenneco, Inc., 8.0000%, 11/17/28	0.3%
Cloud Software Group, Inc., 9.0000%, 09/30/29	0.3%
DIRECTV Holdings, LLC / DIRECTV Financing Company,, 5.8750%, 08/15/27	0.3%
DaVita, Inc., 4.6250%, 06/01/30	0.3%
CCO Holdings, LLC / CCO Holdings Capital, 4.2500%, 01/15/34	0.3%
Picard Midco, Inc., 6.5000%, 03/31/29	0.3%
Frontier Communications Corporation, 5.0000%, 05/01/28	0.3%